Pension Plans and Other Post-Retirement Benefits - Schedule of Net Benefit Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Current service cost	$ 64	$ 57
Administrative expense	1	1
Net interest expense (income)	17	18
Curtailment losses (gains)	0	1
Settlements	2	0
Other long-term employee benefit losses (gains)	0	5
Net benefit expense	84	82
Pension
Disclosure of defined benefit plans [line items]
Current service cost	58	52
Administrative expense	1	1
Net interest expense (income)	8	8
Curtailment losses (gains)	0	1
Settlements	2	0
Other long-term employee benefit losses (gains)	0	0
Net benefit expense	69	62
Other post-retirement
Disclosure of defined benefit plans [line items]
Current service cost	6	5
Administrative expense	0	0
Net interest expense (income)	9	10
Curtailment losses (gains)	0	0
Settlements	0	0
Other long-term employee benefit losses (gains)	0	5
Net benefit expense	$ 15	$ 20